Portfolio of Investments
Touchstone Balanced Fund – September 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 64.3%
	Information Technology — 22.2%
187,186	Apple, Inc.	$ 47,663,171
37,678	Applied Materials, Inc.	7,714,194
125,789	Microsoft Corp.	65,152,412
195,234	NVIDIA Corp.	36,426,760
83,434	Oracle Corp.	23,464,978
47,914	Salesforce, Inc.	11,355,618
48,376	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	13,510,933
53,200	Texas Instruments, Inc.	9,774,436
32,164	Workday, Inc. - Class A*	7,742,840
		222,805,342
	Communication Services — 11.4%
192,275	Alphabet, Inc. - Class C	46,828,576
185,727	Comcast Corp. - Class A	5,835,542
66,334	Meta Platforms, Inc. - Class A	48,714,363
6,038	Netflix, Inc.*	7,239,079
48,709	Walt Disney Co. (The)	5,577,181
		114,194,741
	Financials — 8.7%
223,067	Bank of America Corp.	11,508,026
20,496	Berkshire Hathaway, Inc. - Class B*	10,304,159
134,356	Charles Schwab Corp. (The)	12,826,967
22,620	Goldman Sachs Group, Inc. (The)	18,013,437
16,633	LPL Financial Holdings, Inc.	5,533,633
6,155	Markel Group, Inc.*	11,764,421
50,702	Visa, Inc. - Class A	17,308,649
		87,259,292
	Health Care — 6.3%
51,848	Becton Dickinson & Co.	9,704,390
58,478	BioMarin Pharmaceutical, Inc.*	3,167,168
140,997	Bristol-Myers Squibb Co.	6,358,965
20,720	HCA Healthcare, Inc.	8,830,864
73,072	Johnson & Johnson	13,549,010
133,703	Medtronic PLC	12,733,874
24,467	UnitedHealth Group, Inc.	8,448,455
		62,792,726
	Consumer Discretionary — 5.2%
76,270	Airbnb, Inc. - Class A*	9,260,703
158,995	Amazon.com, Inc.*	34,910,532
74,568	Las Vegas Sands Corp.	4,011,013
48,376	Starbucks Corp.	4,092,610
		52,274,858
	Industrials — 5.0%
57,581	Boeing Co. (The)*	12,427,707
13,323	Deere & Co.	6,092,075
14,559	Hubbell, Inc.	6,264,883
39,954	RTX Corp.	6,685,503
99,553	SS&C Technologies Holdings, Inc.	8,836,324
56,962	Stanley Black & Decker, Inc.	4,233,986
61,564	Uber Technologies, Inc.*	6,031,425
		50,571,903
	Consumer Staples — 2.8%
29,897	Diageo PLC (United Kingdom) ADR	2,853,071
124,975	Monster Beverage Corp.*	8,412,067
101,858	Philip Morris International, Inc.	16,521,368
		27,786,506
	Energy — 1.2%
104,592	Exxon Mobil Corp.	11,792,748
Shares		Market Value
	Common Stocks — 64.3% (Continued)
	Real Estate — 0.9%
30,037	Jones Lang LaSalle, Inc.*	$ 8,959,436
	Materials — 0.6%
23,750	DuPont de Nemours, Inc.	1,850,125
61,501	International Flavors & Fragrances, Inc.	3,784,772
		5,634,897
	Total Common Stocks	$644,072,449
Principal Amount
	Corporate Bonds — 14.6%
	Financials — 3.8%
$ 924,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	890,601
764,000	Aircastle Ltd. / Aircastle Ireland DAC, 144a, 5.000%, 9/15/30	769,904
80,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	82,651
253,000	Allstate Corp. (The), Ser B, (TSFR3M + 3.200%), 7.411%, 8/15/53(A)	252,979
29,000	Ally Financial, Inc., 8.000%, 11/1/31	33,011
1,300,000	American Express Co., 5.282%, 7/27/29	1,341,111
802,000	Bank of America Corp., 2.687%, 4/22/32	730,833
815,000	Bank of America Corp., 3.705%, 4/24/28	809,759
1,040,000	Bank of America Corp., 5.511%, 1/24/36	1,087,000
932,000	Bank of Montreal (Canada), 3.803%, 12/15/32	915,561
1,020,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	1,098,842
1,009,000	Bank of Nova Scotia (The) (Canada), Ser 2, 3.625%, 10/27/81	961,096
1,225,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,104,455
690,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	591,503
1,750,000	Citigroup, Inc., 4.542%, 9/19/30	1,758,293
645,000	Citigroup, Inc., 6.174%, 5/25/34	686,200
1,044,000	Citizens Bank NA, 4.575%, 8/9/28	1,050,417
93,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	97,710
65,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	65,168
812,000	First Maryland Capital I, (TSFR3M + 1.262%), 5.579%, 1/15/27(A)	803,974
48,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	47,003
25,000	Freedom Mortgage Corp., 144a, 12.000%, 10/1/28	26,500
116,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29†	122,416
88,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	91,865
48,000	goeasy Ltd. (Canada), 144a, 6.875%, 5/15/30	47,614
31,000	goeasy Ltd. (Canada), 144a, 7.625%, 7/1/29†	31,394
1,213,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	1,100,616
674,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	669,273
1,132,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	1,132,832
107,000	Jane Street Group / JSG Finance, Inc., 144a, 6.125%, 11/1/32†	108,451
1,276,000	JPMorgan Chase & Co., 2.956%, 5/13/31	1,197,153
1,000,000	JPMorgan Chase & Co., 3.509%, 1/23/29	986,941
816,000	JPMorgan Chase & Co., 4.946%, 10/22/35	822,909
1,211,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	1,273,581
878,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	870,219
1,250,000	Mastercard, Inc., 2.000%, 11/18/31	1,103,896
978,000	Morgan Stanley, 2.484%, 9/16/36	849,977
1,086,000	Morgan Stanley, 3.950%, 4/23/27	1,083,980
39,000	Nationstar Mortgage Holdings, Inc., 144a, 6.500%, 8/1/29	40,024

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 14.6% (Continued)
	Financials — 3.8% (Continued)
$ 102,000	Nationstar Mortgage Holdings, Inc., 144a, 7.125%, 2/1/32	$ 106,692
25,000	Navient Corp., 4.875%, 3/15/28	24,528
63,000	Navient Corp., 5.000%, 3/15/27	62,755
948,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	946,630
1,220,708	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	947,396
46,000	OneMain Finance Corp., 3.875%, 9/15/28	44,210
33,000	OneMain Finance Corp., 4.000%, 9/15/30†	30,678
37,000	OneMain Finance Corp., 6.625%, 5/15/29	38,034
15,000	OneMain Finance Corp., 7.125%, 3/15/26	15,134
57,000	PennyMac Financial Services, Inc., 144a, 4.250%, 2/15/29	55,164
31,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	30,724
37,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	39,268
38,000	PennyMac Financial Services, Inc., 144a, 7.125%, 11/15/30	39,568
1,400,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.003%, 6/1/28(A)	1,382,635
23,000	PRA Group, Inc., 144a, 8.375%, 2/1/28	23,525
121,000	PRA Group, Inc., 144a, 8.875%, 1/31/30	124,871
1,105,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	1,130,812
104,000	SBL Holdings, Inc., 144a, 9.508%(B)	108,157
1,766,000	State Street Corp., (TSFR3M + 1.262%), 5.299%, 6/15/47(A)	1,598,046
1,986,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	1,367,985
1,844,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 5.143%, 5/15/27(A)	1,830,243
807,000	US Bancorp, 4.967%, 7/22/33	810,307
		37,495,074
	Industrials — 1.7%
59,000	AAR Escrow Issuer LLC, 144a, 6.750%, 3/15/29	60,766
1,251,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	1,154,391
85,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	82,144
52,000	Amsted Industries, Inc., 144a, 6.375%, 3/15/33	53,370
108,000	BNSF Funding Trust I, 6.613%, 12/15/55	107,864
38,000	Bombardier, Inc. (Canada), 144a, 8.750%, 11/15/30	40,977
109,000	Brundage-Bone Concrete Pumping Holdings, Inc., 144a, 7.500%, 2/1/32	110,066
95,000	Builders FirstSource, Inc., 144a, 6.375%, 6/15/32	98,197
983,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	1,039,748
115,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	112,259
1,286,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	963,662
50,000	Cascades, Inc. / Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	49,604
66,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	62,091
24,000	Clydesdale Acquisition Holdings, Inc., 144a, 6.750%, 4/15/32	24,619
1,254,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	1,279,493
62,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	63,719
19,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.750%, 7/15/31	19,730
26,000	FTAI Aviation Investors LLC, 144a, 5.500%, 5/1/28	26,015
15,000	FTAI Aviation Investors LLC, 144a, 7.000%, 6/15/32	15,697
12,000	FTAI Aviation Investors LLC, 144a, 7.875%, 12/1/30	12,751
Principal Amount		MarketValue
	Corporate Bonds — 14.6% (Continued)
	Industrials — 1.7% (Continued)
$ 77,000	Goat Holdco LLC, 144a, 6.750%, 2/1/32	$ 78,887
154,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	149,784
1,004,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	1,038,911
897,000	Keysight Technologies, Inc., 4.950%, 10/15/34	902,419
75,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	78,849
106,000	Mauser Packaging Solutions Holding Co., 144a, 7.875%, 4/15/27	107,043
106,000	Moog, Inc., 144a, 4.250%, 12/15/27	104,379
808,000	Norfolk Southern Corp., 4.837%, 10/1/41	768,776
93,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	94,742
46,000	Owens-Brockway Glass Container, Inc., 144a, 7.375%, 6/1/32	46,434
685,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	693,379
75,000	Quikrete Holdings, Inc., 144a, 6.375%, 3/1/32	77,696
110,000	Roller Bearing Co. of America, Inc., 144a, 4.375%, 10/15/29	106,857
864,000	RTX Corp., 6.400%, 3/15/54	966,144
64,000	Smyrna Ready Mix Concrete LLC, 144a, 8.875%, 11/15/31	67,530
18,000	Standard Building Solutions, Inc., 144a, 6.500%, 8/15/32	18,472
52,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	47,078
157,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	157,521
69,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	72,648
100,000	Terex Corp., 144a, 6.250%, 10/15/32	101,870
2,308,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.208%, 2/15/42(A)	2,085,509
1,358,000	Timken Co. (The), 4.500%, 12/15/28	1,366,175
200,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	199,306
65,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	66,452
99,000	TransDigm, Inc., 144a, 6.625%, 3/1/32	101,912
1,104,000	United Parcel Service, Inc., 5.950%, 5/14/55	1,152,925
22,000	Waste Pro USA, Inc., 144a, 7.000%, 2/1/33	22,785
38,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/29	39,123
22,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/33	22,806
38,000	WESCO Distribution, Inc., 144a, 6.625%, 3/15/32	39,490
676,000	WestRock MWV LLC, 8.200%, 1/15/30	774,391
136,000	XPO, Inc., 144a, 7.125%, 2/1/32	142,817
		17,070,273
	Consumer Discretionary — 1.7%
1,795,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	1,560,823
63,120	Air Canada Pass-Through Trust (Canada), Ser 2015-1, Class A, 144a, 3.600%, 3/15/27	62,171
38,000	Beazer Homes USA, Inc., 144a, 7.500%, 3/15/31	38,504
111,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29	109,250
1,170,000	BMW US Capital LLC (Germany), 144a, 4.500%, 8/11/30	1,172,262
196,000	Carnival Corp., 144a, 5.750%, 8/1/32	199,428
25,000	Carnival Corp., 144a, 6.125%, 2/15/33	25,625
62,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	58,733
107,000	Champ Acquisition Corp., 144a, 8.375%, 12/1/31	113,723
151,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	150,800
1,178,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	1,184,673
938,000	Ferguson Enterprises, Inc., 4.350%, 3/15/31	931,968
562,000	Ford Motor Credit Co. LLC, 6.050%, 3/5/31	575,164
59,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	55,198
2,018,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,818,065

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 14.6% (Continued)
	Consumer Discretionary — 1.7% (Continued)
$ 346,000	Gildan Activewear, Inc. (Canada), 144a, 4.700%, 10/7/30	$ 345,561
720,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	720,118
56,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/33	52,177
120,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	116,647
26,000	Group 1 Automotive, Inc., 144a, 6.375%, 1/15/30	26,599
605,000	Home Depot, Inc. (The), 5.950%, 4/1/41	652,104
999,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	1,026,215
102,000	JB Poindexter & Co., Inc., 144a, 8.750%, 12/15/31	106,813
75,000	LGI Homes, Inc., 144a, 7.000%, 11/15/32	73,044
1,130,000	Lowe's Cos., Inc., 4.500%, 4/15/30	1,144,711
975,000	Mattel, Inc., 5.450%, 11/1/41	897,605
1,456,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,417,792
80,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	73,335
53,000	NCL Corp. Ltd., 144a, 6.750%, 2/1/32	54,490
68,000	Newell Brands, Inc., 6.375%, 9/15/27	68,941
38,000	Newell Brands, Inc., 6.625%, 5/15/32	37,367
95,000	Sonic Automotive, Inc., 144a, 4.625%, 11/15/29	92,162
199,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	196,648
72,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	67,914
65,000	Taylor Morrison Communities, Inc., 144a, 5.125%, 8/1/30	64,801
1,276,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	1,256,621
200,000	Wynn Macau Ltd. (Macao), 144a, 5.125%, 12/15/29	196,247
		16,744,299
	Consumer Staples — 1.4%
81,000	ACCO Brands Corp., 144a, 4.250%, 3/15/29	73,155
78,000	Allied Universal Holdco LLC, 144a, 7.875%, 2/15/31	81,796
69,000	AMN Healthcare, Inc., 144a, 4.625%, 10/1/27	68,972
672,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	629,307
995,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	986,689
49,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.000%, 2/15/31	50,691
37,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	38,382
1,101,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	1,052,072
1,074,000	Cargill, Inc., 144a, 4.760%, 11/23/45	988,969
1,876,000	Coca-Cola Co. (The), 2.500%, 3/15/51	1,146,563
30,000	Coty, Inc. /HFC Prestige Products, Inc./HFC Prestige International US LLC, 144a, 6.625%, 7/15/30	30,595
1,091,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	918,685
132,000	Gap, Inc. (The), 144a, 3.875%, 10/1/31	119,941
98,000	Herc Holdings, Inc., 144a, 5.500%, 7/15/27	97,757
38,000	Herc Holdings, Inc., 144a, 6.625%, 6/15/29	39,045
87,000	Ingles Markets, Inc., 144a, 4.000%, 6/15/31	81,706
635,000	Kroger Co. (The), 5.000%, 4/15/42	602,870
697,000	Mars, Inc., 144a, 3.600%, 4/1/34	638,561
878,000	Mars, Inc., 144a, 5.200%, 3/1/35	897,457
66,000	Performance Food Group, Inc., 144a, 6.125%, 9/15/32	67,604
1,572,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	1,354,056
1,349,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,408,235
60,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	57,843
108,000	Post Holdings, Inc., 144a, 6.250%, 10/15/34	108,873
54,000	S&S Holdings LLC, 144a, 8.375%, 10/1/31	52,676
49,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 144a, 6.750%, 8/15/32	50,662
Principal Amount		MarketValue
	Corporate Bonds — 14.6% (Continued)
	Consumer Staples — 1.4% (Continued)
$ 156,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	$ 149,527
650,000	Starbucks Corp., 3.350%, 3/12/50	450,679
244,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	258,125
815,000	Tyson Foods, Inc., 5.400%, 3/15/29	843,033
69,000	Velocity Vehicle Group LLC, 144a, 8.000%, 6/1/29	69,303
75,000	VT Topco, Inc., 144a, 8.500%, 8/15/30	76,317
808,000	Walmart, Inc., 4.500%, 9/9/52†	723,897
		14,214,043
	Energy — 1.4%
1,236,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,217,059
101,000	Baytex Energy Corp. (Canada), 144a, 8.500%, 4/30/30	103,787
50,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.000%, 7/15/29	51,807
36,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.250%, 7/15/32	37,862
96,000	Bristow Group, Inc., 144a, 6.875%, 3/1/28	96,534
157,000	Buckeye Partners LP, 144a, 6.875%, 7/1/29	162,712
1,126,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	1,025,914
355,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	342,396
87,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	90,178
251,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	248,668
1,063,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	1,156,710
98,000	Diamond Foreign Asset Co. / Diamond Finance LLC, 144a, 8.500%, 10/1/30	103,853
192,000	Enbridge, Inc. (Canada), Ser NC5, 8.250%, 1/15/84	206,243
72,000	Energy Transfer LP, 8.000%, 5/15/54	76,945
26,000	Energy Transfer LP, Ser G, 7.125%(B)	26,865
48,000	Genesis Energy LP / Genesis Energy Finance Corp., 7.875%, 5/15/32	50,043
46,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.250%, 1/15/29	47,985
77,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	81,497
1,174,000	HF Sinclair Corp., 5.000%, 2/1/28	1,176,524
60,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	59,108
33,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	32,486
48,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.875%, 5/15/34	46,159
95,000	Kinetik Holdings LP, 144a, 5.875%, 6/15/30	95,565
106,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144a, 6.875%, 12/1/32	108,777
566,482	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	485,061
1,161,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	1,166,353
77,000	Murphy Oil Corp., 6.000%, 10/1/32	75,886
1,244,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,435,898
13,000	Noble Finance II LLC, 144a, 8.000%, 4/15/30	13,456
1,046,000	Occidental Petroleum Corp., 7.950%, 6/15/39	1,226,047
133,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	129,581
39,000	Parkland Corp. (Canada), 144a, 6.625%, 8/15/32	40,054
73,000	Prairie Acquiror LP, 144a, 9.000%, 8/1/29	75,812
65,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	65,351
12,000	Rockies Express Pipeline LLC, 144a, 4.800%, 5/15/30	11,719
38,000	Rockies Express Pipeline LLC, 144a, 7.500%, 7/15/38	40,518

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 14.6% (Continued)
	Energy — 1.4% (Continued)
$ 1,418,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	$ 1,257,742
39,000	SM Energy Co., 144a, 6.750%, 8/1/29	39,186
64,000	SM Energy Co., 144a, 7.000%, 8/1/32	64,032
103,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 7.375%, 2/15/29	106,071
143,000	Valaris Ltd., 144a, 8.375%, 4/30/30	148,152
55,000	Venture Global Calcasieu Pass LLC, 144a, 6.250%, 1/15/30	57,336
65,000	Venture Global LNG, Inc., 144a, 7.000%, 1/15/30	67,180
108,000	Venture Global LNG, Inc., 144a, 9.000%(B)	107,031
74,000	Vermilion Energy, Inc. (Canada), 144a, 6.875%, 5/1/30	72,234
977,000	Western Midstream Operating LP, 5.250%, 2/1/50	850,073
		14,180,450
	Health Care — 1.0%
832,000	AbbVie, Inc., 4.450%, 5/14/46	735,944
40,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	39,154
64,000	Acadia Healthcare Co., Inc., 144a, 7.375%, 3/15/33	66,425
51,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	48,211
47,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	44,820
917,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	705,732
1,068,000	Amgen, Inc., 5.150%, 3/2/28	1,093,145
72,000	Avantor Funding, Inc., 144a, 3.875%, 11/1/29	68,469
700,000	Becton Dickinson & Co., 4.685%, 12/15/44	626,463
857,000	CommonSpirit Health, 4.187%, 10/1/49	679,408
19,000	Concentra Health Services, Inc., 144a, 6.875%, 7/15/32	19,732
782,000	CVS Health Corp., 5.125%, 7/20/45	709,491
52,000	DaVita, Inc., 144a, 6.875%, 9/1/32	53,714
1,036,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	848,830
942,000	Elevance Health, Inc., 4.750%, 2/15/33	944,700
1,234,000	HCA, Inc., 5.500%, 3/1/32	1,285,984
35,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144a, 6.250%, 4/1/29	35,926
104,000	Molina Healthcare, Inc., 144a, 3.875%, 5/15/32	94,375
26,000	Molina Healthcare, Inc., 144a, 6.250%, 1/15/33	26,215
79,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	76,184
146,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	145,036
117,000	Tenet Healthcare Corp., 6.125%, 10/1/28	117,099
832,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	840,450
1,062,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	885,936
		10,191,443
	Communication Services — 1.0%
57,000	AMC Networks, Inc., 144a, 10.250%, 1/15/29	60,064
1,327,000	AT&T, Inc., 3.800%, 12/1/57	945,042
535,000	AT&T, Inc., 4.500%, 5/15/35	516,895
77,000	Cable One, Inc., 144a, 4.000%, 11/15/30	65,237
221,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	203,587
81,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 5/1/32	73,713
53,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	53,728
111,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31	114,689
283,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	271,615
711,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	701,733
Principal Amount		MarketValue
	Corporate Bonds — 14.6% (Continued)
	Communication Services — 1.0% (Continued)
$ 796,000	Comcast Corp., 4.000%, 3/1/48	$ 621,687
71,000	Directv Financing LLC, 144a, 8.875%, 2/1/30	70,460
87,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	86,861
57,000	GCI LLC, 144a, 4.750%, 10/15/28	55,390
88,000	Gen Digital, Inc., 144a, 6.750%, 9/30/27	89,333
111,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28	108,342
103,000	Nexstar Media, Inc., 144a, 5.625%, 7/15/27	102,866
1,357,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	1,376,675
22,000	Sinclair Television Group, Inc., 144a, 8.125%, 2/15/33	22,627
165,000	Sirius XM Radio LLC, 144a, 4.000%, 7/15/28	159,319
1,178,000	T-Mobile USA, Inc., 3.875%, 4/15/30†	1,155,188
566,000	T-Mobile USA, Inc., 5.750%, 1/15/54	566,228
113,000	Univision Communications, Inc., 144a, 8.500%, 7/31/31†	116,685
1,103,000	Verizon Communications, Inc., 2.987%, 10/30/56	679,517
1,634,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	1,584,538
107,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	100,856
		9,902,875
	Utilities — 1.0%
170,000	Algonquin Power & Utilities Corp. (Canada), 4.750%, 1/18/82	166,675
101,000	AltaGas Ltd. (Canada), 144a, 7.200%, 10/15/54	104,476
634,000	Calpine Corp., 144a, 5.000%, 2/1/31	632,130
1,863,000	CMS Energy Corp., 4.750%, 6/1/50	1,816,629
1,286,000	Duke Energy Progress LLC, 4.150%, 12/1/44	1,090,863
719,000	Edison International, 4.125%, 3/15/28	705,897
209,000	Edison International, 7.875%, 6/15/54	213,212
876,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	825,212
700,000	Georgia Power Co., 5.950%, 2/1/39	734,774
73,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	72,811
91,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 6.314%, 10/1/66(A)	83,857
1,135,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	706,373
1,266,000	Oncor Electric Delivery Co. LLC, 144a, 5.800%, 4/1/55	1,303,869
105,000	PacifiCorp, 7.375%, 9/15/55	110,690
887,000	PacifiCorp., 5.750%, 4/1/37	916,367
171,000	Sempra, 4.125%, 4/1/52	166,880
195,000	South Jersey Industries, Inc., 5.020%, 4/15/31	167,417
		9,818,132
	Information Technology — 0.9%
22,000	Amentum Holdings, Inc., 144a, 7.250%, 8/1/32	22,843
1,424,000	Apple, Inc., 4.650%, 2/23/46	1,330,995
1,481,000	Broadcom, Inc., 144a, 3.419%, 4/15/33	1,370,640
508,000	Cisco Systems, Inc., 4.850%, 2/26/29	521,368
142,000	Cloud Software Group, Inc., 144a, 6.500%, 3/31/29	143,240
85,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32	90,200
134,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	133,832
762,000	Dell International LLC / EMC Corp., 4.850%, 2/1/35	749,903
1,289,000	Marvell Technology, Inc., 2.950%, 4/15/31	1,190,830
671,000	Micron Technology, Inc., 2.703%, 4/15/32	597,093
277,000	Micron Technology, Inc., 6.750%, 11/1/29	301,055
1,742,000	Microsoft Corp., 2.525%, 6/1/50	1,101,078
11,000	NCR Voyix Corp., 144a, 5.125%, 4/15/29	10,819
69,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	65,240
70,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	68,098
393,000	Oracle Corp., 3.600%, 4/1/40	315,576

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 14.6% (Continued)
	Information Technology — 0.9% (Continued)
$ 313,000	Oracle Corp., 4.300%, 7/8/34	$ 299,469
49,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	48,940
864,000	Texas Instruments, Inc., 5.100%, 5/23/35	891,200
19,000	Zebra Technologies Corp., 144a, 6.500%, 6/1/32	19,516
		9,271,935
	Real Estate — 0.5%
1,219,000	American Tower Corp. REIT, 5.900%, 11/15/33	1,306,666
992,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	1,006,059
63,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 144a, 3.875%, 6/30/28	61,278
67,000	Howard Hughes Corp. (The) REIT, 144a, 4.125%, 2/1/29	64,251
1,206,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	1,165,884
12,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 144a, 8.500%, 2/15/32	12,752
76,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 4.875%, 5/15/29	74,094
39,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 7.000%, 2/1/30	40,205
64,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 4.750%, 10/15/27	63,720
12,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 7.250%, 7/15/28	12,376
121,000	RLJ Lodging Trust LP REIT, 144a, 3.750%, 7/1/26	119,789
446,000	Store Capital LLC REIT, 2.700%, 12/1/31	390,542
274,000	Store Capital LLC REIT, 2.750%, 11/18/30	249,148
623,000	Store Capital LLC REIT, 4.625%, 3/15/29	618,962
21,000	XHR LP REIT, 144a, 4.875%, 6/1/29	20,569
50,000	XHR LP REIT, 144a, 6.625%, 5/15/30	51,373
		5,257,668
	Materials — 0.2%
63,000	Celanese US Holdings LLC, 6.879%, 7/15/32	64,380
97,000	Celanese US Holdings LLC, 7.200%, 11/15/33	100,737
102,000	Magnera Corp., 144a, 7.250%, 11/15/31	95,980
77,000	NOVA Chemicals Corp. (Canada), 144a, 8.500%, 11/15/28	80,577
158,000	Novelis Corp., 144a, 4.750%, 1/30/30	152,440
108,000	Novelis Corp., 144a, 6.875%, 1/30/30	111,990
626,000	Rio Tinto Finance USA PLC (Australia), 5.250%, 3/14/35	644,703
846,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	729,958
		1,980,765
	Total Corporate Bonds	$146,126,957
	U.S. Treasury Obligations — 10.4%
1,025,000	U.S. Treasury Bond, 4.250%, 8/15/54	945,442
2,499,000	U.S. Treasury Bond, 4.500%, 11/15/54	2,404,116
15,405,000	U.S. Treasury Bond, 4.750%, 2/15/45	15,486,839
3,560,000	U.S. Treasury Bond, 4.750%, 8/15/55	3,569,456
5,753,531	U.S. Treasury Inflation Indexed Notes, 2.375%, 2/15/55	5,607,696
35,990,000	U.S. Treasury Note, 3.500%, 9/30/29	35,742,569
13,435,000	U.S. Treasury Note, 3.750%, 4/15/28	13,478,559
11,775,000	U.S. Treasury Note, 4.000%, 5/31/30	11,915,748
14,580,000	U.S. Treasury Note, 4.250%, 8/15/35	14,698,463
	Total U.S. Treasury Obligations	$103,848,888
	U.S. Government Mortgage-Backed Obligations — 2.9%
837	FHLMC, Pool #G08062, 5.000%, 6/1/35	858
Principal Amount		MarketValue
	U.S. Government Mortgage-Backed Obligations — 2.9% (Continued)
$ 92,592	FHLMC, Pool #G08637, 4.000%, 4/1/45	$ 89,337
581,240	FHLMC, Pool #Q02664, 4.500%, 8/1/41	582,536
1,076,879	FHLMC, Pool #Q29056, 4.000%, 10/1/44	1,028,197
474,387	FHLMC, Pool #Q29260, 4.000%, 10/1/44	458,981
1,803,643	FHLMC REMIC, Pool #RA7784, 4.500%, 8/1/52	1,767,095
1,219,232	FHLMC REMIC, Pool #SB0855, 3.000%, 7/1/37	1,172,697
2,005,915	FHLMC REMIC, Pool #SD4499, 3.500%, 5/1/52	1,835,616
1,154,031	FHLMC REMIC, Pool #SD8148, 3.000%, 5/1/51	1,021,000
173,890	FNMA, Pool #725423, 5.500%, 5/1/34	178,549
154,160	FNMA, Pool #725610, 5.500%, 7/1/34	157,882
34,264	FNMA, Pool #748895, 6.000%, 12/1/33	34,473
74,459	FNMA, Pool #AD9193, 5.000%, 9/1/40	76,285
196,051	FNMA, Pool #AH8925, 4.500%, 3/1/41	196,253
223,995	FNMA, Pool #AR9195, 3.000%, 3/1/43	206,170
354,262	FNMA, Pool #BC1809, 3.500%, 5/1/46	331,521
1,497,234	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,222,592
1,565,256	FNMA, Pool #CB1336, 2.000%, 8/1/41	1,361,125
2,126,702	FNMA, Pool #CB2643, 2.500%, 1/1/52	1,797,792
1,495,166	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,217,557
471,370	FNMA, Pool #FM5166, 3.000%, 12/1/50	416,137
408,195	FNMA, Pool #FM5279, 3.500%, 11/1/50	377,181
271,166	FNMA, Pool #FM5468, 2.500%, 1/1/36	256,411
466,769	FNMA, Pool #FM5682, 2.500%, 1/1/51	397,825
1,075,535	FNMA, Pool #FM7913, 2.000%, 4/1/36	998,226
1,520,935	FNMA, Pool #FM8360, 2.500%, 8/1/51	1,300,311
1,434,323	FNMA, Pool #FM8361, 2.500%, 8/1/51	1,218,561
1,166,091	FNMA, Pool #FM9448, 2.000%, 10/1/51	945,130
904,924	FNMA, Pool #FS0816, 2.500%, 2/1/37	851,195
1,994,291	FNMA, Pool #FS6793, 4.000%, 6/1/53	1,881,585
2,061,482	FNMA, Pool #FS6899, 3.000%, 11/1/51	1,815,320
477,156	FNMA, Pool #MA4166, 3.000%, 10/1/40	444,712
334,363	GNMA, Pool #5175, 4.500%, 9/20/41	336,602
1,433,186	GNMA, Pool #786741, 3.500%, 4/20/52	1,313,725
1,892,141	GNMA, Pool #MA8945, 4.000%, 6/20/53	1,796,310
	Total U.S. Government Mortgage-Backed Obligations	$29,085,747
	Non-Agency Collateralized Mortgage Obligations — 2.1%
40,325	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.560%, 7/25/43(A)(C)	39,270
133,422	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.484%, 6/25/45(A)(C)	130,911
300,277	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.630%, 10/25/45(A)(C)	287,531
1,146,005	Angel Oak Mortgage Trust, Ser 2024-1, Class A1, 144a, 5.210%, 8/25/68(A)(C)	1,146,002
725,414	AOMT, Ser 2024-6, Class A1, 144a, 4.650%, 11/25/67(A)(C)	720,850
805,215	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(C)	794,420
606,339	CIM Trust, Ser 2020-J2, Class A19, 144a, 2.500%, 1/25/51(A)(C)	498,074
418,273	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(C)	416,658
78,485	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.397%, 5/25/43(A)(C)	77,315
224,598	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.891%, 1/25/45(A)(C)	217,167
213,224	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.763%, 12/25/44(A)(C)	206,280
754,806	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(C)	737,695

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 2.1% (Continued)
$ 1,359,570	GCAT Trust, Ser 2022-INV2, Class A9, 144a, 3.000%, 4/25/52(A)(C)	$ 1,279,109
1,239,267	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 4.210%, 2/25/67(A)(C)	1,234,788
967,455	GS Mortgage-Backed Securities Trust, Ser 2021-PJ8, Class A8, 144a, 2.500%, 1/25/52(A)(C)	866,256
1,139,871	GS Mortgage-Backed Securities Trust, Ser 2022-PJ1, Class A8, 144a, 2.500%, 5/28/52(A)(C)	1,010,289
554,014	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.446%, 1/25/47(A)(C)	504,708
1,197,469	JP Morgan Mortgage Trust, Ser 2018-8, Class B3, 144a, 4.028%, 1/25/49(A)(C)	1,104,230
1,029,264	JP Morgan Mortgage Trust, Ser 2020-5, Class B1, 144a, 3.574%, 12/25/50(A)(C)	920,733
1,190,055	JP Morgan Mortgage Trust, Ser 2024-3, Class A6, 144a, 3.000%, 5/25/54(A)(C)	1,111,625
1,194,242	Mello Mortgage Capital Acceptance, Ser 2021-MTG3, Class A9, 144a, 2.500%, 7/1/51(A)(C)	1,078,585
573,777	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	518,422
1,397,426	Mill City Mortgage Loan Trust, Ser 2019-1, Class M1, 144a, 3.500%, 10/25/69(A)(C)	1,330,328
1,399,999	OBX Trust, Ser 2021-J3, Class A4, 144a, 2.500%, 10/25/51(A)(C)	1,253,157
118,259	Sequoia Mortgage Trust, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(A)(C)	108,910
774,135	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.710%, 8/25/48(A)(C)	751,914
702,366	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.710%, 8/25/48(A)(C)	682,205
1,396,244	Sequoia Mortgage Trust, Ser 2025-S1, Class A4, 144a, 2.500%, 9/25/54(A)(C)	1,240,962
1,012,969	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-2, Class A3, 144a, 2.500%, 6/25/51(A)(C)	905,429
	Total Non-Agency Collateralized Mortgage Obligations	$21,173,823
	Commercial Mortgage-Backed Securities — 1.8%
825,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	817,914
28,965,291	BANK, Ser 2019-BN21, Class XA, 0.946%, 10/17/52(A)(C)(D)	764,805
905,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	825,070
1,150,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(C)	1,043,780
670,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(C)	703,823
780,000	BMO Mortgage Trust, Ser 2025-5C10, Class B, 6.445%, 5/15/58(A)(C)	814,602
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV3, Class B, 144a, 3.662%, 3/9/44(A)(C)	1,409,435
390,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(C)	366,924
755,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	698,395
1,220,000	COMM Mortgage Trust, Ser 2018-HOME, Class A, 144a, 3.942%, 4/10/33(A)(C)	1,196,148
700,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(C)	628,584
1,000,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 5.715%, 10/15/36(A)	989,748
785,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	770,693
Principal Amount		MarketValue
	Commercial Mortgage-Backed Securities — 1.8% (Continued)
$ 665,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	$ 645,050
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 5.467%, 11/15/35(A)	475,849
1,100,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	1,093,116
825,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	796,521
435,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	424,801
495,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	492,729
770,000	Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Class B, 144a, 4.194%, 8/17/36(A)(C)	750,493
2,220,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	2,108,339
	Total Commercial Mortgage-Backed Securities	$17,816,819
	Asset-Backed Securities — 1.1%
1,000,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (TSFR3M + 1.912%), 6.229%, 4/15/34(A)	1,001,174
1,050,000	Benefit Street Partners CLO XXV Ltd. (Cayman Islands), Ser 2021-25A, Class BR, 144a, (TSFR3M + 1.450%), 5.768%, 1/15/35(A)	1,050,833
335,734	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	288,436
776,642	CLI Funding VI LLC, Ser 2020-3A, Class A, 144a, 2.070%, 10/18/45	729,102
850,000	Drive Auto Receivables Trust, Ser 2025-2, Class D, 4.900%, 12/15/32	849,521
111,324	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	110,171
993,200	Jack in the Box Funding LLC, Ser 2019-1A, Class A2II, 144a, 4.476%, 8/25/49	984,621
930,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	903,932
1,176,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1R, 144a, (TSFR3M + 1.450%), 5.775%, 10/19/34(A)	1,172,982
813,875	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	771,180
230,375	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	218,993
1,010,000	Textainer Marine Containers, Ltd. (China), Ser 2021-3A, Class A, 144a, 1.940%, 8/20/46	907,714
1,400,000	Towd Point Mortgage Trust, Ser 2015-6, Class B1, 144a, 3.789%, 4/25/55(A)(C)	1,364,142
1,140,000	Towd Point Mortgage Trust, Ser 2019-4, Class M1B, 144a, 3.000%, 10/25/59(A)(C)	964,210
	Total Asset-Backed Securities	$11,317,011
	Agency Collateralized Mortgage Obligations — 0.5%
515,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	376,095
1,650,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	1,234,215
1,500,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,246,403
2,150,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,672,445
99,295	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	99,588

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Agency Collateralized Mortgage Obligations — 0.5% (Continued)
$ 2,478,803	GNMA, Ser 2012-147, Class IO, 0.516%, 4/16/54(A)(C)(D)	$ 20,406
925,975	GNMA, Ser 2014-44, Class LZ, 4.000%, 3/16/44	879,701
	Total Agency Collateralized Mortgage Obligations	$5,528,853
	Sovereign Government Obligations — 0.2%
834,000	Chile Government International Bond, 3.100%, 1/22/61	515,496
1,034,000	Mexico Government International Bond, 3.771%, 5/24/61	650,386
870,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	840,957
	Total Sovereign Government Obligations	$2,006,839
Shares
	Short-Term Investment Funds — 2.2%
21,848,941	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	21,848,941
407,600	Invesco Government & Agency Portfolio, Institutional Class, 4.05%∞Ω**	407,600
	Total Short-Term Investment Funds	$22,256,541
	Total Investment Securities—100.1% (Cost $671,802,642)	$1,003,233,927
	Liabilities in Excess of Other Assets — (0.1%)	(852,895)
	Net Assets — 100.0%	$1,002,381,032
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2025.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2025 was $392,004.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities were valued at $89,637,065 or 8.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Balanced Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$644,072,449	$—	$—	$644,072,449
Corporate Bonds	—	146,126,957	—	146,126,957
U.S. Treasury Obligations	—	103,848,888	—	103,848,888
U.S. Government Mortgage-Backed Obligations	—	29,085,747	—	29,085,747
Non-Agency Collateralized Mortgage Obligations	—	21,173,823	—	21,173,823
Commercial Mortgage-Backed Securities	—	17,816,819	—	17,816,819
Asset-Backed Securities	—	11,317,011	—	11,317,011
Agency Collateralized Mortgage Obligations	—	5,528,853	—	5,528,853
Sovereign Government Obligations	—	2,006,839	—	2,006,839
Short-Term Investment Funds	22,256,541	—	—	22,256,541
Other Financial Instruments
Futures
Interest rate contracts	21,612	—	—	21,612
Total Assets	$666,350,602	$336,904,937	$—	$1,003,255,539
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(286,528)	$—	$—	$(286,528)
Total Liabilities	$(286,528)	$—	$—	$(286,528)
Total	$666,064,074	$336,904,937	$—	$1,002,969,011

Touchstone Balanced Fund (Unaudited) (Continued)
Futures Contracts
At September 30, 2025, $990,678 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at September 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
30-Year U.S. Ultra Treasury Bond	12/19/2025	141	$16,928,813	$21,612
Long Futures:
2-Year U.S. Treasury Note	12/31/2025	661	137,751,368	(286,528)
				$(264,916)
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Core Municipal Bond Fund – September 30, 2025 (Unaudited)
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 73.2%
$ 500,000	Arizona Board of Regents, Revenue, 5.000%, 08/01/54	$ 516,023
500,000	Barry County, MO, COP, 5.000%, 10/01/37	518,167
500,000	Black Belt Energy Gas District, Revenue Ser A, 5.250%, 05/01/56	520,090
500,000	Central Plains Energy Project, Revenue Ser A1, 5.000%, 08/01/55	540,567
500,000	Chicago O'Hare International Airport, Revenue Ser A, 5.000%, 01/01/31	513,720
450,000	City of Erie Higher Education Building Authority, Revenue, 5.000%, 05/01/47	423,043
500,000	Colorado Health Fac. Auth., Revenue, 5.000%, 11/01/28	531,748
500,000	Colorado Health Fac. Auth., Revenue, 5.000%, 05/15/30	515,895
500,000	Connecticut State Health & Educational Fac. Auth., Revenue, 5.000%, 07/01/48	507,854
500,000	County of Nez Perce, COP, 5.000%, 03/01/52	508,770
500,000	Duluth Economic Development Auth., Revenue EDR, 5.000%, 06/15/32	563,124
535,000	Eagle River Water & Sanitation District Wastewater Revenue Ser A, 4.000%, 12/01/45	511,058
500,000	Florida Development Finance Corp., Revenue Ser A, 5.000%, 06/15/30	512,880
500,000	Greater Jasper School Building Corp., Revenue, 5.000%, 07/15/29	532,250
510,000	Greater Texas Cultural Education Fac. Finance Corp., Revenue, 5.000%, 03/01/28	538,750
350,000	Guam Power Auth., Revenue Ser A, 5.000%, 10/01/26	357,228
500,000	Hamilton County, OH, 5.000%, 08/15/40	522,355
465,000	Harris County Cultural Education Fac. Finance Corp., Revenue Ser A, 5.000%, 07/01/52	475,071
500,000	Health Care Auth. for Baptist Health/The, Revenue Ser A, 5.000%, 11/15/32	547,828
500,000	Hospitals & Higher Education Fac. Auth. of Philadelphia/The, Revenue, 5.000%, 07/01/37	538,246
500,000	Illinois Finance Auth., Revenue Ser A, 5.000%, 08/15/47	509,761
500,000	Indiana Finance Auth., Revenue Ser A, 5.750%, 03/01/54	521,160
500,000	Iowa Higher Education Loan Auth., Revenue, 5.375%, 10/01/52	506,679
500,000	Kentucky Public Energy Auth., Revenue Ser 1, 4.000%, 02/01/30	511,743
500,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Revenue, 5.000%, 08/15/30	518,559
500,000	Main Street Natural Gas, Inc., Revenue Ser B, 5.000%, 12/01/54	544,438
500,000	Massachusetts Development Finance Agency, Revenue, 5.000%, 01/01/35	535,227
500,000	Metropolitan Government Nashville & Davidson County Sports Auth., Revenue Ser A, 5.250%, 07/01/53	520,076
500,000	Michigan Finance Authority, Revenue Ser C, 5.000%, 06/01/32	533,281
500,000	Missouri Joint Municipal Electric Utility Commission, Revenue, 5.000%, 12/01/36	549,220
500,000	Monroeville Finance Auth., Revenue Ser B, 5.000%, 02/15/29	536,037
500,000	Montrose Redevelopment Auth., 5.000%, 09/01/26	509,183
500,000	Municipal Electric Authority of Georgia Ser A, 5.000%, 07/01/52	502,965
500,000	New Hampshire Business Finance Auth., Revenue Ser A, 5.250%, 06/01/51	519,621
500,000	New Jersey Economic Development Auth., Revenue EDR, 5.000%, 03/01/28	529,167
500,000	New Jersey Transportation Trust Fund Authority, Revenue Ser AA, 5.000%, 06/15/45	513,462
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 73.2% (Continued)
$ 500,000	New York City Transitional Finance Auth., Revenue Ser D, 5.000%, 05/01/50	$ 519,233
500,000	New York State Dormitory Auth., Revenue, 5.000%, 07/01/29	502,067
500,000	Newark Higher Education Finance Corp., Revenue Ser A, 4.000%, 04/01/57	409,470
500,000	Ohio Higher Educational Fac. Commission, 5.000%, 03/01/34	505,242
500,000	Pasco County School Board, COP Ser B, 5.000%, 08/01/46	514,739
500,000	Pennsylvania Higher Educational Fac. Auth., Revenue Ser A, 5.000%, 05/01/32	542,814
500,000	Polaris Career Center COP, 5.000%, 11/01/35	500,608
500,000	Public Utility District No. 1 of Benton County, Revenue, 5.000%, 11/01/28	511,777
500,000	Pulaski County, AR, Revenue, 5.250%, 03/01/53	519,603
500,000	Regional Transportation District, Revenue Ser A, 5.000%, 01/15/29	528,209
500,000	Regional Transportation District, Revenue Ser A, 5.000%, 01/15/31	542,440
500,000	Rhode Island Health and Educational Building Corp., Revenue Ser A, 5.000%, 05/15/48	524,522
500,000	Rock Hill , SC, Combined Utility System Revenue Ser A, 5.000%, 01/01/54	510,904
500,000	Southwest Higher Education Auth., Inc., Revenue, 5.000%, 10/01/29	510,428
500,000	St Lucie County School Board, COP Ser A, 5.000%, 07/01/48	514,429
510,000	State Board of Higher Education of the State of North Dakota, Revenue Ser A, 5.000%, 04/01/29	526,769
500,000	State of Illinois Sales Tax Revenue Ser B, 5.000%, 06/15/33	523,928
500,000	State of Louisiana Gasoline & Fuels Tax Revenue Ser A, 4.000%, 05/01/40	494,498
500,000	Tobacco Settlement Financing Corp, Revenue Ser A, 5.000%, 06/01/30	525,592
500,000	Town of Upland, Revenue EDR, 4.000%, 09/01/43	463,819
500,000	Troy Capital Resource Corp., Revenue, 5.000%, 09/01/30	547,376
500,000	Westmoreland County Municipal Auth., Revenue, 5.000%, 08/15/49	516,038
500,000	Williamsburg LSD, COP, 5.250%, 12/15/53	514,510
500,000	Wisconsin Health & Educational Fac. Auth., Revenue, 5.000%, 03/15/53	474,952
	Total Fixed Rate Revenue Bonds	$30,799,213
	General Obligation Bonds – 24.5%
500,000	Aubrey, TX, LTGO Ser A, 5.000%, 02/15/42	523,089
500,000	Bee Cave, TX, LTGO, 5.000%, 09/01/36	557,293
500,000	Bexar County Hospital District, LTGO, 5.000%, 02/15/48	518,679
500,000	Chicago Board of Education, UTGO Ser A, 4.000%, 12/01/47	381,627
500,000	Chicago, IL, UTGO Ser A, 5.000%, 01/01/34	519,467
500,000	Decatur, TX, LTGO, 5.000%, 03/01/54	513,752
505,000	Ecorse Public School District, UTGO, 5.000%, 05/01/27	523,922
500,000	Gregg County, TX, LTGO, 5.000%, 09/15/30	541,643
500,000	Harris County Hospital District, LTGO, 5.000%, 02/15/55	509,776
500,000	Harris County, TX, LTGO Ser A, 5.000%, 09/15/54	521,311
500,000	Hudsonville Public Schools, UTGO, 5.000%, 05/01/53	515,775
500,000	Jackson, MS, UTGO, 5.000%, 03/01/28	507,384
500,000	L'Anse Creuse Public Schools, UTGO Ser I, 5.000%, 05/01/49	521,461
500,000	North Pine Vistas Metropolitan District No 2, LTGO, 5.250%, 12/01/42	528,791
500,000	Prosper Independent School District, UTGO, 4.000%, 02/15/53	515,847

Touchstone Core Municipal Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	General Obligation Bonds – 24.5% (Continued)
$ 450,000	School District of Philadelphia/The, LTGO Ser B, 5.000%, 09/01/30	$ 495,815
500,000	Smith County, TX, UTGO, 5.000%, 08/15/36	564,928
500,000	St Louis, MO, UTGO Ser A, 5.000%, 02/15/43	521,536
500,000	State of Illinois, UTGO Ser B, 5.500%, 05/01/47	523,302
500,000	Whispering Pines Metropolitan District No 1, LTGO, 5.000%, 12/01/52	508,059
	Total General Obligation Bonds	$10,313,457
Shares
	Short-Term Investment Fund — 2.6%
1,084,404	Dreyfus Government Cash Management Institutional Shares, 4.04%∞Ω	1,084,404
	Total Investment Securities—100.3% (Cost $42,803,928)	$42,197,074
	Liabilities in Excess of Other Assets — (0.3%)	$(136,079)
	Net Assets — 100.0%	$42,060,995
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
COP–Certificates of Participation
EDR–Economic Development Revenue
LSD–Local School District
LTGO–Limited Tax General Obligation
UTGO–Unlimited Tax General Obligation
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$41,112,670	$—	$41,112,670
Short-Term Investment Fund	1,084,404	—	—	1,084,404
Total	$1,084,404	$41,112,670	$—	$42,197,074
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International Value Fund – September 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 98.6%
	Japan — 15.2%
	Consumer Discretionary — 5.2%
115,500	Honda Motor Co. Ltd.	$ 1,191,883
140,300	Panasonic Holdings Corp.	1,522,830
75,500	Sankyo Co. Ltd.	1,311,717
100,900	Sumitomo Rubber Industries Ltd.	1,223,438
146,000	Yamaha Motor Co. Ltd.	1,093,140
	Financials — 1.3%
156,100	Japan Post Holdings Co. Ltd.	1,549,340
	Health Care — 0.8%
43,700	Nippon Shinyaku Co. Ltd.	987,158
	Industrials — 5.6%
49,300	Komatsu Ltd.	1,717,475
95,800	NGK Insulators Ltd.	1,601,374
84,000	NIPPON EXPRESS HOLDINGS, Inc.	1,907,172
63,440	Sojitz Corp.	1,677,807
	Information Technology — 2.3%
67,800	Brother Industries Ltd.	1,132,911
25,100	Canon, Inc.	732,496
11,400	SCREEN Holdings Co. Ltd.	1,032,979
	Total Japan	18,681,720
	United Kingdom — 8.3%
	Consumer Staples — 2.8%
31,600	Imperial Brands PLC	1,342,414
360,400	Tesco PLC	2,160,126
	Financials — 4.4%
153,500	HSBC Holdings PLC	2,157,320
200,000	Investec PLC	1,494,184
248,100	NatWest Group PLC	1,752,418
	Real Estate — 1.1%
1,250,600	Supermarket Income PLC REIT	1,318,635
	Total United Kingdom	10,225,097
	Canada — 8.0%
	Energy — 1.3%
17,500	Imperial Oil Ltd.	1,586,782
	Financials — 2.5%
53,900	Manulife Financial Corp.	1,679,316
30,900	Power Corp. of Canada	1,337,068
	Industrials — 1.7%
44,400	Finning International, Inc.	2,062,557
	Materials — 2.5%
76,600	DPM Metals, Inc.	1,698,003
24,400	Nutrien Ltd.	1,432,932
	Total Canada	9,796,658
	China — 7.8%
	Consumer Discretionary — 4.9%
138,100	Alibaba Group Holding Ltd.	3,088,485
86,100	JD.com, Inc. - Class A	1,508,516
70,700	Vipshop Holdings Ltd. ADR	1,388,548
	Energy — 1.1%
1,484,000	PetroChina Co. Ltd. Class H	1,345,344
	Health Care — 0.9%
239,200	Livzon Pharmaceutical Group, Inc. Class H	1,064,142
	Industrials — 0.9%
646,000	Weichai Power Co. Ltd. Class H	1,155,672
	Total China	9,550,707
Shares		Market Value
	Common Stocks — 98.6% (Continued)
	South Korea — 6.5%
	Communication Services — 1.0%
30,400	SK Telecom Co. Ltd.	$ 1,176,523
	Consumer Discretionary — 1.0%
17,300	Kia Corp.	1,241,740
	Financials — 1.2%
14,800	DB Insurance Co. Ltd.	1,462,653
	Industrials — 1.8%
15,720	SK Square Co. Ltd.*	2,264,305
	Information Technology — 1.5%
31,690	Samsung Electronics Co. Ltd.	1,899,826
	Total South Korea	8,045,047
	France — 4.9%
	Energy — 1.1%
21,800	TotalEnergies SE	1,327,808
	Financials — 1.5%
19,900	BNP Paribas SA	1,820,110
	Real Estate — 1.1%
35,500	Klepierre SA REIT	1,385,916
	Utilities — 1.2%
41,100	Rubis SCA	1,540,919
	Total France	6,074,753
	Italy — 4.8%
	Consumer Discretionary — 1.0%
187,300	Pirelli & C SpA, 144a	1,278,436
	Financials — 1.5%
23,400	UniCredit SpA	1,780,626
	Industrials — 1.1%
64,800	Iveco Group NV	1,404,170
	Materials — 1.2%
26,400	Buzzi SpA	1,454,770
	Total Italy	5,918,002
	Germany — 4.7%
	Consumer Discretionary — 1.0%
18,900	Mercedes-Benz Group AG	1,191,267
	Financials — 1.5%
51,200	Deutsche Bank AG	1,813,288
	Health Care — 1.1%
39,500	Bayer AG	1,315,000
	Industrials — 1.1%
33,900	Daimler Truck Holding AG	1,401,817
	Total Germany	5,721,372
	Netherlands — 4.3%
	Energy — 1.4%
47,200	Shell PLC	1,682,257
	Financials — 2.9%
58,800	ABN AMRO Bank NV, 144a	1,886,278
24,700	NN Group NV	1,741,782
	Total Netherlands	5,310,317
	Taiwan — 3.8%
	Information Technology — 3.8%
1,275,000	Compal Electronics, Inc.	1,362,109

Touchstone International Value Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 98.6% (Continued)
	Taiwan — (Continued)
	Information Technology — (Continued)
267,000	Hon Hai Precision Industry Co. Ltd.	$ 1,906,419
901,000	United Microelectronics Corp.	1,355,407
	Total Taiwan	4,623,935
	India — 3.0%
	Energy — 1.7%
240,700	Coal India Ltd.	1,057,643
320,400	Petronet LNG Ltd.	1,006,432
	Financials — 1.3%
1,185,300	Canara Bank	1,651,738
	Total India	3,715,813
	Spain — 3.0%
	Financials — 1.9%
219,900	Banco Santander SA	2,307,701
	Information Technology — 1.1%
30,000	Indra Sistemas SA	1,343,267
	Total Spain	3,650,968
	Switzerland — 2.9%
	Health Care — 2.9%
27,600	Novartis AG	3,548,764
	Hong Kong — 2.6%
	Consumer Staples — 1.3%
1,447,900	WH Group Ltd., 144a	1,568,005
	Health Care — 1.3%
852,000	United Laboratories International Holdings Ltd. (The)	1,648,946
	Total Hong Kong	3,216,951
	South Africa — 2.6%
	Consumer Discretionary — 1.5%
4,969	Naspers Ltd. Class N	1,805,594
	Materials — 1.1%
75,300	Harmony Gold Mining Co. Ltd.	1,360,521
	Total South Africa	3,166,115
	Australia — 2.3%
	Financials — 1.2%
110,600	QBE Insurance Group Ltd.	1,505,074
	Materials — 1.1%
16,200	Rio Tinto Ltd.	1,306,742
	Total Australia	2,811,816
	Denmark — 1.6%
	Financials — 1.6%
45,400	Danske Bank A/S	1,939,242
	Mexico — 1.4%
	Consumer Staples — 1.4%
815,400	Kimberly-Clark de Mexico SAB de CV - Class A	1,716,866
	Norway — 1.4%
	Financials — 1.4%
62,400	DNB Bank ASA	1,700,774
	Austria — 1.4%
	Financials — 1.4%
17,300	Erste Group Bank AG	1,700,634
Shares		Market Value
	Common Stocks — 98.6% (Continued)
	Belgium — 1.3%
	Financials — 1.3%
23,900	Ageas SA	$ 1,657,616
	United States — 1.3%
	Health Care — 1.3%
76,100	GSK PLC	1,634,018
	Greece — 1.2%
	Communication Services — 1.2%
80,700	Hellenic Telecommunications Organization SA	1,527,303
	Brazil — 1.2%
	Materials — 1.2%
138,600	Vale SA	1,499,476
	Malaysia — 1.1%
	Financials — 1.1%
765,300	CIMB Group Holdings Bhd	1,337,244
	Sweden — 1.0%
	Information Technology — 1.0%
154,400	Telefonaktiebolaget LM Ericsson - Class B	1,279,360
	Indonesia — 1.0%
	Utilities — 1.0%
11,771,900	Perusahaan Gas Negara Tbk PT	1,194,736
	Total Common Stocks	$121,245,304
	Short-Term Investment Fund — 0.4%
534,857	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	534,857
	Total Investment Securities — 99.0% (Cost $96,373,889)	$121,780,161
	Other Assets in Excess of Liabilities — 1.0%	1,192,836
	Net Assets — 100.0%	$122,972,997
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities were valued at $4,732,719 or 3.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone International Value Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$1,717,475	$16,964,245	$—	$18,681,720
United Kingdom	8,064,971	2,160,126	—	10,225,097
Canada	9,796,658	—	—	9,796,658
China	2,452,690	7,098,017	—	9,550,707
South Korea	4,318,089	3,726,958	—	8,045,047
France	—	6,074,753	—	6,074,753
Italy	1,780,626	4,137,376	—	5,918,002
Germany	—	5,721,372	—	5,721,372
Netherlands	—	5,310,317	—	5,310,317
Taiwan	1,362,109	3,261,826	—	4,623,935
India	1,651,738	2,064,075	—	3,715,813
Spain	2,307,701	1,343,267	—	3,650,968
Switzerland	3,548,764	—	—	3,548,764
Hong Kong	—	3,216,951	—	3,216,951
South Africa	—	3,166,115	—	3,166,115
Australia	—	2,811,816	—	2,811,816
Denmark	—	1,939,242	—	1,939,242
Mexico	1,716,866	—	—	1,716,866
Norway	—	1,700,774	—	1,700,774
Austria	—	1,700,634	—	1,700,634
Belgium	—	1,657,616	—	1,657,616
United States	—	1,634,018	—	1,634,018
Greece	1,527,303	—	—	1,527,303
Brazil	1,499,476	—	—	1,499,476
Malaysia	—	1,337,244	—	1,337,244
Sweden	1,279,360	—	—	1,279,360
Indonesia	—	1,194,736	—	1,194,736
Short-Term Investment Fund	534,857	—	—	534,857
Total	$43,558,683	$78,221,478	$—	$121,780,161
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Focused Fund – September 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 99.0%
	Information Technology — 34.6%
1,052,673	Apple, Inc.	$ 268,042,126
218,976	Applied Materials, Inc.	44,833,146
743,528	Microsoft Corp.	385,110,328
1,158,011	NVIDIA Corp.	216,061,693
361,163	Oracle Corp.	101,573,482
273,284	Salesforce, Inc.	64,768,308
277,183	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	77,414,440
296,182	Texas Instruments, Inc.	54,417,519
182,514	Workday, Inc. - Class A*	43,936,595
		1,256,157,637
	Communication Services — 17.0%
1,098,315	Alphabet, Inc. - Class C	267,494,618
1,034,614	Comcast Corp. - Class A	32,507,572
362,691	Meta Platforms, Inc. - Class A	266,353,016
16,928	Netflix, Inc.*	20,295,318
272,326	Walt Disney Co. (The)	31,181,327
		617,831,851
	Financials — 13.9%
1,968,763	Bank of America Corp.	101,568,483
112,872	Berkshire Hathaway, Inc. - Class B*	56,745,269
812,560	Charles Schwab Corp. (The)	77,575,103
90,142	Goldman Sachs Group, Inc. (The)	71,784,582
93,682	LPL Financial Holdings, Inc.	31,167,065
36,350	Markel Group, Inc.*	69,477,936
282,293	Visa, Inc. - Class A	96,369,184
		504,687,622
	Health Care — 9.7%
291,385	Becton Dickinson & Co.	54,538,530
329,786	BioMarin Pharmaceutical, Inc.*	17,861,210
825,047	Bristol-Myers Squibb Co.	37,209,620
105,425	HCA Healthcare, Inc.	44,932,135
388,638	Johnson & Johnson	72,061,258
775,587	Medtronic PLC	73,866,906
145,870	UnitedHealth Group, Inc.	50,368,911
		350,838,570
	Consumer Discretionary — 8.4%
432,766	Airbnb, Inc. - Class A*	52,546,448
948,364	Amazon.com, Inc.*	208,232,283
418,713	Las Vegas Sands Corp.	22,522,572
253,856	Starbucks Corp.	21,476,218
		304,777,521
	Industrials — 7.5%
330,248	Boeing Co. (The)*	71,277,426
75,098	Deere & Co.	34,339,311
72,234	Hubbell, Inc.	31,083,013
126,682	RTX Corp.	21,197,699
Shares		Market Value
	Common Stocks — 99.0% (Continued)
	Industrials — 7.5% (Continued)
597,739	SS&C Technologies Holdings, Inc.	$ 53,055,314
341,064	Stanley Black & Decker, Inc.	25,351,287
349,931	Uber Technologies, Inc.*	34,282,740
		270,586,790
	Consumer Staples — 3.9%
171,679	Diageo PLC (United Kingdom) ADR	16,383,327
506,791	Monster Beverage Corp.*	34,112,102
559,197	Philip Morris International, Inc.	90,701,754
		141,197,183
	Energy — 1.9%
614,529	Exxon Mobil Corp.	69,288,145
	Real Estate — 1.5%
188,994	Jones Lang LaSalle, Inc.*	56,373,130
	Materials — 0.6%
361,806	International Flavors & Fragrances, Inc.	22,265,541
	Total Common Stocks	$3,594,003,990
	Short-Term Investment Fund — 1.2%
41,403,579	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	41,403,579
	Total Investment Securities—100.2% (Cost $1,630,087,526)	$3,635,407,569
	Liabilities in Excess of Other Assets — (0.2%)	(5,472,252)
	Net Assets — 100.0%	$3,629,935,317
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,594,003,990	$—	$—	$3,594,003,990
Short-Term Investment Fund	41,403,579	—	—	41,403,579
Total	$3,635,407,569	$—	$—	$3,635,407,569
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Fund – September 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 99.0%
	Financials — 32.5%
41,457	Berkshire Hathaway, Inc. - Class B*	$ 20,842,092
11,622	Blackrock, Inc.	13,549,741
128,688	Charles Schwab Corp. (The)	12,285,844
31,043	Chubb Ltd.	8,761,887
170,153	Equitable Holdings, Inc.	8,640,369
63,574	Fiserv, Inc.*	8,196,596
59,443	Progressive Corp. (The)	14,679,449
38,824	Visa, Inc. - Class A	13,253,737
		100,209,715
	Information Technology — 15.5%
77,617	Apple, Inc.	19,763,617
83,153	Entegris, Inc.	7,688,326
53,360	TE Connectivity PLC (Switzerland)	11,714,121
47,151	Texas Instruments, Inc.	8,663,053
		47,829,117
	Industrials — 12.7%
31,085	FedEx Corp.	7,330,154
47,288	Norfolk Southern Corp.	14,205,788
50,392	Old Dominion Freight Line, Inc.	7,094,186
46,102	Republic Services, Inc.	10,579,487
		39,209,615
	Materials — 11.6%
44,717	Air Products & Chemicals, Inc.	12,195,220
16,320	Martin Marietta Materials, Inc.	10,286,170
15,795	NewMarket Corp.	13,081,577
		35,562,967
	Communication Services — 8.4%
106,151	Alphabet, Inc. - Class C	25,853,076
	Consumer Staples — 7.1%
137,591	Altria Group, Inc.	9,089,262
73,001	Church & Dwight Co., Inc.	6,397,077
70,740	Nestle SA (Switzerland) ADR	6,491,810
		21,978,149
	Consumer Discretionary — 6.7%
22,423	Lowe's Cos., Inc.	5,635,124
75,822	O'Reilly Automotive, Inc.*	8,174,370
80,773	Starbucks Corp.	6,833,396
		20,642,890
Shares		Market Value
	Common Stocks — 99.0% (Continued)
	Energy — 2.3%
45,693	Chevron Corp.	$ 7,095,666
	Health Care — 2.2%
36,234	Johnson & Johnson	6,718,508
	Total Common Stocks	$305,099,703
	Short-Term Investment Fund — 1.0%
3,094,879	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	3,094,879
	Total Investment Securities—100.0% (Cost $164,794,954)	$308,194,582
	Liabilities in Excess of Other Assets — (0.0%)	(2,743)
	Net Assets — 100.0%	$308,191,839
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$305,099,703	$—	$—	$305,099,703
Short-Term Investment Fund	3,094,879	—	—	3,094,879
Total	$308,194,582	$—	$—	$308,194,582
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Company Growth Fund – September 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 99.5%
	Information Technology — 47.8%
57,910	Arista Networks, Inc.*	$ 8,438,066
7,913	Autodesk, Inc.*	2,513,723
24,706	Broadcom, Inc.	8,150,756
7,092	Cadence Design Systems, Inc.*	2,491,136
11,434	Intuit, Inc.	7,808,393
40,900	Microsoft Corp.	21,184,155
153,196	NVIDIA Corp.	28,583,310
15,510	Oracle Corp.	4,362,032
1,250	ServiceNow, Inc.*	1,150,350
		84,681,921
	Communication Services — 18.6%
43,710	Alphabet, Inc. - Class A	10,625,901
14,440	Meta Platforms, Inc. - Class A	10,604,447
4,550	Netflix, Inc.*	5,455,086
60,100	Pinterest, Inc. - Class A*	1,933,417
18,950	Reddit, Inc. - Class A*	4,358,311
		32,977,162
	Industrials — 12.9%
5,311	GE Vernova, Inc.	3,265,734
18,189	General Electric Co.	5,471,615
29,879	Howmet Aerospace, Inc.	5,863,156
84,470	Uber Technologies, Inc.*	8,275,526
		22,876,031
	Consumer Discretionary — 10.1%
60,137	Amazon.com, Inc.*	13,204,281
860	Booking Holdings, Inc.	4,643,372
		17,847,653
	Health Care — 5.1%
27,730	Abbott Laboratories	3,714,156
79,620	DexCom, Inc.*	5,357,630
		9,071,786
Shares		Market Value
	Common Stocks — 99.5% (Continued)
	Financials — 5.0%
6,755	Mastercard, Inc. - Class A	$ 3,842,311
14,365	Visa, Inc. - Class A	4,903,924
		8,746,235
	Total Common Stocks	$176,200,788
	Short-Term Investment Fund — 0.7%
1,237,005	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	1,237,005
	Total Investment Securities—100.2% (Cost $89,536,736)	$177,437,793
	Liabilities in Excess of Other Assets — (0.2%)	(361,478)
	Net Assets — 100.0%	$177,076,315
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$176,200,788	$—	$—	$176,200,788
Short-Term Investment Fund	1,237,005	—	—	1,237,005
Total	$177,437,793	$—	$—	$177,437,793
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Company Fund – September 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 99.5%
	Information Technology — 19.1%
79,446	Advanced Energy Industries, Inc.	$ 13,516,942
609,427	Box, Inc. - Class A*	19,666,209
1,733,925	CCC Intelligent Solutions Holdings, Inc.*	15,796,057
146,523	Ciena Corp.*	21,344,005
104,523	CommVault Systems, Inc.*	19,731,852
1,272,229	DoubleVerify Holdings, Inc.*	15,241,304
345,037	Kulicke & Soffa Industries, Inc. (Singapore)	14,022,304
1,019,550	LiveRamp Holdings, Inc.*	27,670,587
154,321	Onto Innovation, Inc.*	19,941,360
150,005	Qualys, Inc.*	19,850,162
955,998	RingCentral, Inc. - Class A*	27,092,983
187,262	SPS Commerce, Inc.*	19,501,465
295,240	Tower Semiconductor Ltd. (Israel)*	21,345,852
		254,721,082
	Industrials — 18.9%
40,215	CACI International, Inc. - Class A*	20,058,438
91,405	Clean Harbors, Inc.*	21,226,069
72,442	Crane Co.	13,339,470
305,891	CSG Systems International, Inc.	19,693,262
24,619	Curtiss-Wright Corp.	13,366,640
65,358	ESCO Technologies, Inc.	13,797,727
460,859	ExlService Holdings, Inc.*	20,291,622
111,159	Federal Signal Corp.	13,226,809
319,148	Hexcel Corp.	20,010,580
119,226	ITT, Inc.	21,312,840
423,268	KBR, Inc.	20,016,344
261,133	MAXIMUS, Inc.	23,859,722
243,317	NEXTracker, Inc. - Class A*	18,003,025
287,935	Zurn Elkay Water Solutions Corp.	13,541,583
		251,744,131
	Health Care — 18.6%
383,816	Bio-Techne Corp.	21,351,684
780,277	Certara, Inc.*	9,534,985
44,232	Chemed Corp.	19,804,436
177,800	Doximity, Inc. - Class A*	13,006,070
157,543	Encompass Health Corp.	20,011,112
119,191	Ensign Group, Inc. (The)	20,592,629
352,727	Globus Medical, Inc. - Class A*	20,200,675
554,650	Haemonetics Corp.*	27,033,641
380,292	LivaNova PLC*	19,919,695
238,367	Merit Medical Systems, Inc.*	19,839,285
1,011,691	Option Care Health, Inc.*	28,084,542
1,311,400	Progyny, Inc.*	28,221,328
		247,600,082
	Consumer Discretionary — 13.9%
264,916	Champion Homes, Inc.*	20,231,635
175,840	Crocs, Inc.*	14,691,432
278,233	Frontdoor, Inc.*	18,722,298
84,855	Grand Canyon Education, Inc.*	18,627,370
399,868	Malibu Boats, Inc. - Class A*	12,975,717
184,606	PVH Corp.	15,464,445
425,396	Steven Madden Ltd.	14,242,258
185,923	Stride, Inc.*	27,691,372
96,542	Texas Roadhouse, Inc.	16,040,453
33,348	TopBuild Corp.*	13,034,399
403,540	YETI Holdings, Inc.*	13,389,457
		185,110,836
	Financials — 10.3%
307,310	Ameris Bancorp	22,528,896
Shares		Market Value
	Common Stocks — 99.5% (Continued)
	Financials — 10.3% (Continued)
565,827	Atlantic Union Bankshares Corp.	$ 19,968,035
60,452	Evercore, Inc. - Class A	20,391,669
1,219,989	FNB Corp.	19,654,023
564,553	Home BancShares, Inc.	15,976,850
195,991	SouthState Bank Corp.	19,377,630
333,383	Webster Financial Corp.	19,816,285
		137,713,388
	Real Estate — 6.3%
298,885	Agree Realty Corp. REIT	21,232,791
127,914	Colliers International Group, Inc. (Canada)	19,981,446
775,769	COPT Defense Properties REIT	22,543,847
551,363	STAG Industrial, Inc. REIT	19,457,600
		83,215,684
	Energy — 5.7%
388,616	Cactus, Inc. - Class A	15,338,674
80,480	Gulfport Energy Corp.*	14,565,270
388,950	HF Sinclair Corp.	20,357,643
1,009,183	Oceaneering International, Inc.*	25,007,555
		75,269,142
	Communication Services — 3.7%
856,826	Cargurus, Inc.*	31,899,632
455,065	Ziff Davis, Inc.*	17,337,976
		49,237,608
	Materials — 3.0%
86,096	Eagle Materials, Inc.	20,063,812
464,643	Silgan Holdings, Inc.	19,984,295
		40,048,107
	Total Common Stocks	$1,324,660,060
	Short-Term Investment Fund — 2.4%
32,325,423	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	32,325,423
	Total Investment Securities—101.9% (Cost $1,029,165,144)	$1,356,985,483
	Liabilities in Excess of Other Assets — (1.9%)	(25,429,328)
	Net Assets — 100.0%	$1,331,556,155
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,324,660,060	$—	$—	$1,324,660,060
Short-Term Investment Fund	32,325,423	—	—	32,325,423
Total	$1,356,985,483	$—	$—	$1,356,985,483
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Value Fund – September 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 97.3%
	Financials — 21.9%
37,425	American Express Co.	$ 12,431,088
144,702	American International Group, Inc.	11,364,895
418,150	Bank of America Corp.	21,572,359
169,185	Bank of Nova Scotia (The) (Canada)	10,937,810
36,641	Berkshire Hathaway, Inc. - Class B*	18,420,896
28,680	Capital One Financial Corp.	6,096,794
16,024	Everest Group Ltd.	5,612,086
214,099	Fidelity National Information Services, Inc.	14,117,688
185,848	SLM Corp.	5,144,273
119,137	Wells Fargo & Co.	9,986,063
132,495	Western Alliance Bancorp	11,489,966
18,315	Willis Towers Watson PLC	6,326,917
		133,500,835
	Consumer Discretionary — 13.3%
203,248	Aptiv PLC (Jersey)*	17,524,042
897,871	Carnival Corp.*	25,957,451
200,081	Las Vegas Sands Corp.	10,762,357
114,949	Lennar Corp. - Class A	14,488,172
95,589	Wynn Resorts Ltd.	12,261,201
		80,993,223
	Information Technology — 10.8%
83,031	Cognizant Technology Solutions Corp. - Class A	5,568,889
164,930	Entegris, Inc.	15,249,428
249,053	Microchip Technology, Inc.	15,994,184
49,885	Oracle Corp.	14,029,657
92,699	QUALCOMM, Inc.	15,421,406
		66,263,564
	Health Care — 9.6%
636,579	Avantor, Inc.*	7,944,506
16,312	Elevance Health, Inc.	5,270,733
126,477	Medtronic PLC	12,045,670
140,360	Merck & Co., Inc.	11,780,415
235,095	Sanofi SA ADR	11,096,484
29,751	UnitedHealth Group, Inc.	10,273,020
		58,410,828
	Energy — 8.7%
50,909	Chevron Corp.	7,905,659
160,955	Exxon Mobil Corp.	18,147,676
270,276	Halliburton Co.	6,648,789
510,637	Permian Resources Corp.	6,536,154
102,292	Phillips 66	13,913,758
		53,152,036
	Industrials — 7.7%
170,289	Fortive Corp.	8,342,458
52,473	JB Hunt Transport Services, Inc.	7,040,302
151,490	Johnson Controls International PLC†	16,656,326
100,835	Vertiv Holdings Co. - Class A	15,211,968
		47,251,054
	Utilities — 7.1%
169,589	Entergy Corp.	15,803,999
132,244	Pinnacle West Capital Corp.	11,856,997
195,130	Xcel Energy, Inc.	15,737,234
		43,398,230
Shares		Market Value
	Common Stocks — 97.3% (Continued)
	Materials — 5.4%
53,696	Air Products & Chemicals, Inc.	$ 14,643,973
288,439	Axalta Coating Systems Ltd.*	8,255,124
86,646	CRH PLC	10,388,856
		33,287,953
	Real Estate — 5.0%
59,485	Prologis, Inc. REIT	6,812,222
36,735	Public Storage REIT	10,610,905
397,172	VICI Properties, Inc. REIT	12,951,779
		30,374,906
	Consumer Staples — 4.3%
554,366	Keurig Dr Pepper, Inc.	14,141,877
73,840	Philip Morris International, Inc.	11,976,848
		26,118,725
	Communication Services — 3.5%
58,305	Alphabet, Inc. - Class A	14,173,946
35,042	Electronic Arts, Inc.	7,067,971
		21,241,917
	Total Common Stocks	$593,993,271
	Short-Term Investment Funds — 4.6%
15,868,057	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	15,868,057
12,337,130	Invesco Government & Agency Portfolio, Institutional Class, 4.05%∞Ω**	12,337,130
	Total Short-Term Investment Funds	$28,205,187
	Total Investment Securities—101.9% (Cost $482,116,037)	$622,198,458
	Liabilities in Excess of Other Assets — (1.9%)	(11,556,198)
	Net Assets — 100.0%	$610,642,260
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2025 was $12,292,410.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$593,993,271	$—	$—	$593,993,271
Short-Term Investment Funds	28,205,187	—	—	28,205,187
Total	$622,198,458	$—	$—	$622,198,458
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
September 30, 2025 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2025, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the period ended September 30, 2025.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. and adopted by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.